Financial assets at fair value through profit or loss - Summary of Debt Securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Government securities	$ 91,797,177	$ 487,641,727
Private securities - Corporate bonds	0	4,682,554
TOTAL	$ 91,797,177	$ 492,324,281